Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,996,000
Previously Paid Amount	0.00
Total Fee Amount	966.15
Total Offset Amount	0.00
Net Fee	966.15
Narrative - Max Aggregate Offering Price	$ 6,996,000
Final Prospectus	true